Oil and Natural Gas Properties - Schedule of Oil and Natural Gas Properties (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Oil and Gas Property [Abstract]
Proved	$ 1,276,950	$ 750,492	$ 184,376
Unproved	1,152,942	1,126,459	141,004
Less: accumulated depreciation, depletion, amortization and impairment	(183,557)	(78,307)	(27,002)
Oil and natural gas properties, net	$ 2,246,335	$ 1,798,644	$ 298,378